Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forward	$48,300	$38,940

Deferred tax asset before valuation allowance	11,109	8,956
Valuation allowance	(11,109)	(8,956)

Net deferred tax asset	$-	$-

Schedule of Theoretical Statutory Tax Benefit to Income Tax Benefit

The components of income (loss) before tax and a reconciliation of the Company’s theoretical statutory tax benefit to income tax benefit is as follows:

	Year Ended December 31,
	2025	2024	2023
Loss (income) before taxes	$13,648	$(4,801)	4,132
Israeli statutory income tax rate	23%	23%	23%
Theoretical statutory tax benefit (expense)	3,139	(1,104)	950

Revaluation of convertible notes and warrants	(966)	905	(464)
Share based payment	(1,245)	-	-
Temporary deductible difference	120	(164)	(26)
Profit (losses) for which a valuation allowance was provided or benefit from loss carryforwards and permanent differences	(1,048)	363	(460)

Income tax expense	$-	$-	-